Subsequent Event (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended
Feb. 20, 2013
Revolving Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 80.0
Percentage of eligible receivables less unearned revenues used to calculate borrowing base of revolving loan	85.00%
Percentage of liquidation value of eligible inventory to calculate borrowing base	85.00%
Percentage of eligible inventory to calculate borrowing base	70.00%
Revolving Loan, borrowing capacity at closing	56.6
Springing maturity date expressed in number of days prior to the maturity date of outstanding debt	91 days
Percentage Applied to Prior Quarter Average Avalability to Determine Commitment Fee Percentage	50.00%
Revolving Facility [Member] | Minimum [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.375%
Revolving Facility [Member] | Maximum [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.50%
Revolving Facility [Member] | LIBOR [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.75%
Revolving Facility [Member] | LIBOR [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.25%
Revolving Facility [Member] | Alternative Base Rate [Member]
Subsequent Event [Line Items]
Fixed Percentage Added to the Federal Funds Effective Rate	0.50%
Fixed Percentage Added to the one month LIBOR rate	1.00%
Revolving Facility [Member] | Alternative Base Rate [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.75%
Revolving Facility [Member] | Alternative Base Rate [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.25%
Letter of Credit Subfacility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	30.0
Swingline Subfacility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 10.0